Employee benefits: variable compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Equity Participation And Other Compensation Plans [Line Items]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2017			Expenses deferred to 2018 and later
CHF million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	2,047	(25)	2,022	0	0	0
Deferred compensation awards	392	676	1,068	590	679	1,270
of which: Equity Ownership Plan	235	337	572	323	284	607
of which: Deferred Contingent Capital Plan	132	304	437	241	367	607
of which: Asset Management EOP	25	31	55	27	26	52
of which: Other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,439	651	3,090	590	679	1,270
Replacement payments	13	58	71	84	42	126
Forfeiture credits	0	(105)	(105)	0	0	0
Severance payments	111	0	111	0	0	0
Retention plan and other payments	25	37	62	30	32	61
Deferred Contingent Capital Plan: interest expense	0	109	109	78	216	294
Total variable compensation – other	148	99	248	191	291	482
Financial advisor compensation	2,995	252	3,247	153	779	932
of which: non-deferred cash	2,836	0	2,836	0	0	0
of which: deferred share-based awards	56	44	100	69	117	186
of which: deferred cash-based awards	102	209	311	84	662	746
Compensation commitments with recruited financial advisors[1]	30	710	740	360	2,009	2,369
Total Wealth Management Americas: Financial advisor compensation	3,025	962	3,986	513	2,788	3,300
Total variable compensation including WMA FA compensation	5,613	1,712	7,324[2]	1,294	3,758	5,052
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes CHF 698 million in expenses related to share-based compensation (performance awards: CHF 572 million; other variable compensation: CHF 26 million; Wealth Management Americas financial advisor compensation: CHF 100 million). A further CHF 99 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 25 million, related to role-based allowances; Social security: CHF 50 million; Other personnel expenses: CHF 25 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 721 million.

Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2016			Expenses deferred to 2017 and later
CHF million	Related to the performance year 2016	Related to prior performance years	Total	Related to the performance year 2016	Related to prior performance years	Total
Non-deferred cash	1,817	(42)	1,775	0	0	0
Deferred compensation awards	373	825	1,198	671	856	1,527
of which: Equity Ownership Plan	214	485	699	372	356	727
of which: Deferred Contingent Capital Plan	133	295	428	266	468	735
of which: Asset Management EOP	26	39	65	34	27	60
of which: Other performance awards	0	6	6	0	5	5
Total variable compensation – performance awards	2,191	781	2,972	671	856	1,527
Replacement payments	24	62	86	40	31	71
Forfeiture credits	0	(73)	(73)	0	0	0
Severance payments	217	0	217	0	0	0
Retention plan and other payments	25	49	74	24	27	50
Deferred Contingent Capital Plan: interest expense	0	113	113	98	243	341
Total variable compensation – other	266	151	418	162	301	463
Financial advisor compensation	2,651	247	2,898	196	893	1,089
of which: non-deferred cash	2,506	0	2,506	0	0	0
of which: deferred share-based awards	33	48	81	57	120	177
of which: deferred cash-based awards	112	199	311	139	773	912
Compensation commitments with recruited financial advisors[1]	43	756	799	607	2,120	2,727
Total Wealth Management Americas: Financial advisor compensation	2,695	1,002	3,697	804	3,013	3,816
Total variable compensation including WMA FA compensation	5,152	1,935	7,087[2]	1,637	4,169	5,806
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2. Includes CHF 820 million in expenses related to share-based compensation (performance awards: CHF 699 million; other variable compensation: CHF 40 million; Wealth Management Americas financial advisor compensation: CHF 81 million). A further CHF 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 39 million, related to role-based allowances; Social security: CHF 27 million; Other personnel expenses: CHF 24 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 861 million.

Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2015			Expenses deferred to 2016 and later
CHF million	Related to the performance year 2015	Related to prior performance years	Total	Related to the performance year 2015	Related to prior performance years	Total
Non-deferred cash	2,073	(94)	1,980	0	0	0
Deferred compensation awards	461	769	1,230	900	822	1,722
of which: Equity Ownership Plan	261	461	722	524	338	861
of which: Deferred Contingent Capital Plan	172	258	429	343	446	789
of which: Asset Management EOP	28	38	67	34	35	69
of which: Other performance awards	0	12	12	0	3	3
Total variable compensation – performance awards	2,535	675	3,210	900	822	1,722
Replacement payments	11	65	76	72	41	114
Forfeiture credits	0	(86)	(86)	0	0	0
Severance payments	157	0	157	0	0	0
Retention plan and other payments	15	102	117	15	52	67
Deferred Contingent Capital Plan: interest expense	0	81	81	160	200	360
Total variable compensation – other	184	162	346	248	293	541
Financial advisor compensation	2,629	187	2,816	776	571	1,347
of which: non-deferred cash	2,460	0	2,460	0	0	0
of which: deferred share-based awards	37	45	82	66	115	182
of which: deferred cash-based awards	132	142	275	710	456	1,166
Compensation commitments with recruited financial advisors[1]	43	692	735	940	1,899	2,839
Total Wealth Management Americas: Financial advisor compensation	2,673	879	3,552	1,716	2,470	4,186
Total variable compensation including WMA FA compensation	5,391	1,716	7,108[2]	2,864	3,585	6,449
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes CHF 858 million in expenses related to share-based compensation (performance awards: CHF 722 million; other variable compensation: CHF 54 million; Wealth Management Americas financial advisor compensation: CHF 82 million). A further CHF 108 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 26 million, related to role-based allowances; Social security: CHF 61 million; Other personnel expenses: CHF 21 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 858 million.

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share and performance share awards granted under the EOP
	Number of shares 2017	Weighted averagegrant date fair value(CHF)	Number of shares 2016	Weighted averagegrant date fair value(CHF)
Outstanding, at the beginning of the year	165,626,088	15	144,185,104	17
Shares awarded during the year	63,872,651	14	82,473,059	14
Distributions during the year	(58,756,089)	16	(56,018,881)	16
Forfeited during the year	(7,906,936)	15	(5,013,194)	15
Outstanding, at the end of the year	162,835,713	15	165,626,088	15
of which: shares vested for accounting purposes	74,883,139		73,913,272

Disclosure of number and weighted average exercise prices of UBS option awards [text block]
Movements in outstanding option awards
	Number of options 2017	Weighted averageexercise price (CHF)	Number of options 2016	Weighted averageexercise price (CHF)
Outstanding, at the beginning of the year	55,913,291	39	80,848,217	45
Exercised during the year[1]	(1,632,319)	12	(624,554)	12
Forfeited during the year	(38,995)	27	(51,065)	43
Expired unexercised	(21,658,809)	61	(24,259,307)	61
Outstanding, at the end of the year	32,583,168	25	55,913,291	39
Exercisable, at the end of the year	32,583,168	25	55,913,291	39
1 The weighted average share price upon option exercise was CHF 16.73 in 2017 (2016: CHF 15.69), resulting in an intrinsic value of CHF 8 million of options exercised during 2017 (2016: CHF 3 million).

Disclosure of range of exercise prices of outstanding share options [text block]
	Options outstanding
Range of exercise prices	Number of options outstanding	Weighted averageexercise price (CHF)	Aggregate intrinsic value (CHF million)	Weighted average remaining contractual term (years)

CHF
10.21–15.00	6,139,267	11.37	40.3	1.1
15.01–25.00	6,729,572	19.12	5.3	1.2
25.01–35.00	18,565,697	31.43	0.0	0.2
35.01–45.00	1,146,032	35.67	0.0	0.2
45.01–55.00	2,600	46.02	0.0	0.0
10.21–55.00	32,583,168		45.7

Disclosure of number and weighted average exercise prices of SARs [text block]
Movements in outstanding SAR awards
	Number of SARs 2017	Weighted average exercise price (CHF)	Number of SARs 2016	Weighted average exercise price (CHF)
Outstanding, at the beginning of the year	10,807,315	12	12,519,765	12
Exercised during the year[1]	(2,212,700)	11	(1,579,449)	11
Forfeited during the year	(23,000)	11	(6,000)	11
Expired unexercised	(58,200)	13	(127,001)	12
Outstanding, at the end of the year	8,513,415	12	10,807,315	12
Exercisable, at the end of the year	8,513,415	12	10,807,315	12
1 The weighted average share price upon exercise of SARs was CHF 16.70 in 2017 (2016: CHF 15.36), resulting in an intrinsic value of CHF 12 million of SARs exercised during 2017 (2016: CHF 6 million).

Disclosure Of Range Of Exercise Prices Of Outstanding SARs Explanatory
	SARs outstanding
Range of exercise prices	Number of SARs outstanding	Weighted average exercise price (CHF)	Aggregate intrinsic value (CHF million)	Weighted average remaining contractual term (years)

CHF
9.35–12.50	8,174,915	11.34	54.0	1.1
12.51–15.00	2,500	14.85	0.0	1.4
15.01–17.50	42,000	16.80	0.0	1.4
17.51–20.00	294,000	19.25	0.0	1.7
9.35–20.00	8,513,415		54.0

UBS AG
Disclosure Of Equity Participation And Other Compensation Plans [Line Items]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2017			Expenses deferred to 2018 and later
CHF million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	2,047	(25)	2,022	0	0	0
Deferred compensation awards	392	676	1,068	590	679	1,270
of which: Equity Ownership Plan	235	337	572	323	284	607
of which: Deferred Contingent Capital Plan	132	304	437	241	367	607
of which: Asset Management EOP	25	31	55	27	26	52
of which: Other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,439	651	3,090	590	679	1,270
Replacement payments	13	58	71	84	42	126
Forfeiture credits	0	(105)	(105)	0	0	0
Severance payments	111	0	111	0	0	0
Retention plan and other payments	25	37	62	30	32	61
Deferred Contingent Capital Plan: interest expense	0	109	109	78	216	294
Total variable compensation – other	148	99	248	191	291	482
Financial advisor compensation	2,995	252	3,247	153	779	932
of which: non-deferred cash	2,836	0	2,836	0	0	0
of which: deferred share-based awards	56	44	100	69	117	186
of which: deferred cash-based awards	102	209	311	84	662	746
Compensation commitments with recruited financial advisors[1]	30	710	740	360	2,009	2,369
Total Wealth Management Americas: Financial advisor compensation	3,025	962	3,986	513	2,788	3,300
Total variable compensation including WMA FA compensation	5,613	1,712	7,324[2]	1,294	3,758	5,052
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes CHF 698 million in expenses related to share-based compensation (performance awards: CHF 572 million; other variable compensation: CHF 26 million; Wealth Management Americas financial advisor compensation: CHF 100 million). A further CHF 99 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 25 million, related to role-based allowances; Social security: CHF 50 million; Other personnel expenses: CHF 25 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 721 million.

Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2016			Expenses deferred to 2017 and later
CHF million	Related to the performance year 2016	Related to prior performance years	Total	Related to the performance year 2016	Related to prior performance years	Total
Non-deferred cash	1,817	(42)	1,775	0	0	0
Deferred compensation awards	373	825	1,198	671	856	1,527
of which: Equity Ownership Plan	214	485	699	372	356	727
of which: Deferred Contingent Capital Plan	133	295	428	266	468	735
of which: Asset Management EOP	26	39	65	34	27	60
of which: Other performance awards	0	6	6	0	5	5
Total variable compensation – performance awards	2,191	781	2,972	671	856	1,527
Replacement payments	24	62	86	40	31	71
Forfeiture credits	0	(73)	(73)	0	0	0
Severance payments	217	0	217	0	0	0
Retention plan and other payments	25	49	74	24	27	50
Deferred Contingent Capital Plan: interest expense	0	113	113	98	243	341
Total variable compensation – other	266	151	418	162	301	463
Financial advisor compensation	2,651	247	2,898	196	893	1,089
of which: non-deferred cash	2,506	0	2,506	0	0	0
of which: deferred share-based awards	33	48	81	57	120	177
of which: deferred cash-based awards	112	199	311	139	773	912
Compensation commitments with recruited financial advisors[1]	43	756	799	607	2,120	2,727
Total Wealth Management Americas: Financial advisor compensation	2,695	1,002	3,697	804	3,013	3,816
Total variable compensation including WMA FA compensation	5,152	1,935	7,087[2]	1,637	4,169	5,806
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2. Includes CHF 820 million in expenses related to share-based compensation (performance awards: CHF 699 million; other variable compensation: CHF 40 million; Wealth Management Americas financial advisor compensation: CHF 81 million). A further CHF 90 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 39 million, related to role-based allowances; Social security: CHF 27 million; Other personnel expenses: CHF 24 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 861 million.

Variable compensation including Wealth Management Americas financial advisor compensation
	Expenses recognized in 2015			Expenses deferred to 2016 and later
CHF million	Related to the performance year 2015	Related to prior performance years	Total	Related to the performance year 2015	Related to prior performance years	Total
Non-deferred cash	2,073	(94)	1,980	0	0	0
Deferred compensation awards	461	769	1,230	900	822	1,722
of which: Equity Ownership Plan	261	461	722	524	338	861
of which: Deferred Contingent Capital Plan	172	258	429	343	446	789
of which: Asset Management EOP	28	38	67	34	35	69
of which: Other performance awards	0	12	12	0	3	3
Total variable compensation – performance awards	2,535	675	3,210	900	822	1,722
Replacement payments	11	65	76	72	41	114
Forfeiture credits	0	(86)	(86)	0	0	0
Severance payments	157	0	157	0	0	0
Retention plan and other payments	15	102	117	15	52	67
Deferred Contingent Capital Plan: interest expense	0	81	81	160	200	360
Total variable compensation – other	184	162	346	248	293	541
Financial advisor compensation	2,629	187	2,816	776	571	1,347
of which: non-deferred cash	2,460	0	2,460	0	0	0
of which: deferred share-based awards	37	45	82	66	115	182
of which: deferred cash-based awards	132	142	275	710	456	1,166
Compensation commitments with recruited financial advisors[1]	43	692	735	940	1,899	2,839
Total Wealth Management Americas: Financial advisor compensation	2,673	879	3,552	1,716	2,470	4,186
Total variable compensation including WMA FA compensation	5,391	1,716	7,108[2]	2,864	3,585	6,449
1 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 2 Includes CHF 858 million in expenses related to share-based compensation (performance awards: CHF 722 million; other variable compensation: CHF 54 million; Wealth Management Americas financial advisor compensation: CHF 82 million). A further CHF 108 million in expenses related to share-based compensation was recognized within other Note 6 expense categories (Salaries: CHF 26 million, related to role-based allowances; Social security: CHF 61 million; Other personnel expenses: CHF 21 million, related to the Equity Plus Plan). Total personnel expenses related to share-based equity-settled compensation excluding social security were CHF 858 million.

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share and performance share awards granted under the EOP
	Number of shares2017	Weighted average grant date fair value (CHF)	Number of shares2016	Weighted average grant date fair value (CHF)
Outstanding, at the beginning of the year	512,185	16	427,443	18
Shares awarded during the year	117,082	14	199,755	13
Distributions during the year	(212,984)	16	(115,014)	18
Forfeited during the year	(11,563)	14	0	0
Outstanding, at the end of the year	404,720	14	512,185	16
of which: shares vested for accounting purposes	132,117		189,953